DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI USA ESG Leaders Equity ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 11.6%
Activision Blizzard, Inc.	148,403	$14,432,192
Alphabet, Inc., Class A*	57,467	135,441,099
Alphabet, Inc., Class C*	56,495	136,241,082
Cable One, Inc.	1,136	2,062,476
Discovery, Inc., Class A*	32,617	1,047,332
Discovery, Inc., Class C*	51,827	1,557,401
Electronic Arts, Inc.	55,116	7,877,730
Interpublic Group of Cos., Inc.	76,347	2,572,130
Omnicom Group, Inc.	42,152	3,466,580
Sirius XM Holdings, Inc.	172,070	1,075,438
Take-Two Interactive Software, Inc.*	21,546	3,998,076
Verizon Communications, Inc.	791,390	44,705,621
Walt Disney Co.*	347,566	62,092,666

(Cost $273,539,425)		416,569,823

Consumer Discretionary - 12.1%
Advance Auto Parts, Inc.	11,628	2,206,180
Aptiv PLC*	51,466	7,741,516
Best Buy Co., Inc.	44,404	5,161,521
Booking Holdings, Inc.*	7,824	18,476,767
BorgWarner, Inc.	49,479	2,537,778
Burlington Stores, Inc.*	13,342	4,314,403
CarMax, Inc.*	30,373	3,498,666
Darden Restaurants, Inc.	23,971	3,433,366
Domino’s Pizza, Inc.(a)	7,826	3,340,685
eBay, Inc.	130,379	7,937,474
Garmin Ltd.	28,909	4,112,016
Genuine Parts Co.	27,594	3,618,125
Hasbro, Inc.	25,873	2,483,032
Hilton Worldwide Holdings, Inc.*	53,139	6,656,723
Home Depot, Inc.	205,928	65,672,498
LKQ Corp.*	59,093	3,011,379
Lowe’s Cos., Inc.	139,810	27,239,182
Lululemon Athletica, Inc.*	23,688	7,654,303
McDonald’s Corp.	142,608	33,354,585
MercadoLibre, Inc.*	8,606	11,692,714
Mohawk Industries, Inc.*	12,028	2,534,059
Newell Brands, Inc.	75,705	2,171,976
NIKE, Inc., Class B	243,274	33,197,170
NVR, Inc.*	700	3,421,061
Pool Corp.	7,416	3,237,455
Starbucks Corp.	225,470	25,676,524
Target Corp.	95,804	21,739,844
Tesla, Inc.*	146,940	91,869,827
TJX Cos., Inc.	229,278	15,485,436
Tractor Supply Co.	23,344	4,241,605
Vail Resorts, Inc.*	7,948	2,598,042
VF Corp.	63,575	5,068,199

(Cost $269,735,156)		435,384,111

Consumer Staples - 6.3%
Bunge Ltd.	28,879	2,507,275
Campbell Soup Co.	36,837	1,792,857
Clorox Co.	23,354	4,127,352
Coca-Cola Co.	784,032	43,349,129
Colgate-Palmolive Co.	154,426	12,937,810
Conagra Brands, Inc.	89,743	3,419,208
Estee Lauder Cos., Inc., Class A	44,067	13,507,417
General Mills, Inc.	117,152	7,364,175
Hormel Foods Corp.	59,479	2,887,111
J M Smucker Co.	21,044	2,804,955
Kellogg Co.	50,770	3,324,927
Keurig Dr Pepper, Inc.	128,384	4,745,073
Kimberly-Clark Corp.	64,861	8,472,792
Kroger Co.	135,416	5,007,684
Lamb Weston Holdings, Inc.	26,514	2,187,140
McCormick & Co., Inc.	48,804	4,346,484
PepsiCo, Inc.	264,452	39,123,029
Procter & Gamble Co.	471,695	63,608,071

(Cost $194,550,633)		225,512,489

Energy - 1.3%
Baker Hughes Co.	140,525	3,428,810
Cheniere Energy, Inc.*	46,263	3,927,729
Marathon Petroleum Corp.	124,490	7,693,482
ONEOK, Inc.	85,375	4,502,677
Phillips 66	83,580	7,039,108
Schlumberger N.V.	267,382	8,377,078
Valero Energy Corp.	78,271	6,292,988
Williams Cos., Inc.	228,559	6,020,244

(Cost $43,551,226)		47,282,116

Financials - 11.7%
Aflac, Inc.	125,268	7,100,190
Allstate Corp.	57,129	7,804,393
Ally Financial, Inc.	72,673	3,975,940
American Express Co.	130,961	20,970,785
American Financial Group, Inc.	13,867	1,845,143
American International Group, Inc.	165,834	8,762,669
Ameriprise Financial, Inc.	21,892	5,688,417
Annaly Capital Management, Inc. REIT	239,536	2,220,499
Aon PLC, Class A	43,265	10,962,053
Arch Capital Group Ltd.*	72,586	2,895,455
Arthur J Gallagher & Co.	35,544	5,211,106
Assurant, Inc.	11,987	1,931,705
Bank of New York Mellon Corp.	161,929	8,433,262
BlackRock, Inc.	29,252	25,655,174
Carlyle Group, Inc.	28,238	1,232,306
Cboe Global Markets, Inc.	22,414	2,494,678
Charles Schwab Corp.	276,130	20,392,200
Chubb Ltd.	86,339	14,676,767
Citizens Financial Group, Inc.	77,587	3,871,591
CME Group, Inc.	68,701	15,029,031
Discover Financial Services	58,482	6,857,599
Equitable Holdings, Inc.	70,293	2,231,803

Erie Indemnity Co., Class A	5,252	1,056,335
FactSet Research Systems, Inc.	7,676	2,566,547
First Republic Bank	32,892	6,296,844
Franklin Resources, Inc.	58,655	2,006,588
Hartford Financial Services Group, Inc.	69,246	4,525,226
Huntington Bancshares, Inc.	206,075	3,268,349
Intercontinental Exchange, Inc.	107,592	12,144,985
Invesco Ltd.	78,930	2,251,873
KeyCorp	193,026	4,447,319
Lincoln National Corp.	32,972	2,301,116
Loews Corp.	45,960	2,683,145
M&T Bank Corp.	24,633	3,958,277
MarketAxess Holdings, Inc.	7,678	3,582,094
Marsh & McLennan Cos., Inc.	97,415	13,477,365
Moody’s Corp.	32,156	10,783,515
Morgan Stanley	267,459	24,325,396
Nasdaq, Inc.	23,193	3,883,900
Northern Trust Corp.	36,193	4,386,230
PNC Financial Services Group, Inc.	80,763	15,722,941
Principal Financial Group, Inc.	55,558	3,632,938
Progressive Corp.	112,565	11,152,940
Prudential Financial, Inc.	76,116	8,142,128
Raymond James Financial, Inc.	23,577	3,126,074
Regions Financial Corp.	193,391	4,527,283
Reinsurance Group of America, Inc.	13,669	1,722,704
S&P Global, Inc.	46,021	17,463,589
State Street Corp.	67,257	5,850,014
SVB Financial Group*	9,713	5,661,611
T. Rowe Price Group, Inc.	43,456	8,315,306
Travelers Cos., Inc.	47,867	7,644,360
Truist Financial Corp.	257,873	15,931,394
US Bancorp	272,683	16,573,673
Voya Financial, Inc.	26,075	1,708,434
Willis Towers Watson PLC	24,253	6,338,764

(Cost $312,463,001)		421,702,023

Health Care - 13.5%
ABIOMED, Inc.*	9,208	2,620,413
Agilent Technologies, Inc.	58,385	8,064,720
Align Technology, Inc.*	14,357	8,472,784
AmerisourceBergen Corp.	31,090	3,567,267
Amgen, Inc.	110,578	26,310,929
Baxter International, Inc.	93,893	7,710,493
Biogen, Inc.*	29,145	7,795,705
BioMarin Pharmaceutical, Inc.*	37,621	2,908,103
Bio-Techne Corp.	7,069	2,925,364
Bristol-Myers Squibb Co.	429,117	28,201,569
Cardinal Health, Inc.	58,935	3,304,485
Catalent, Inc.*	31,637	3,316,507
Centene Corp.*	111,261	8,188,810
Cerner Corp.	58,792	4,600,474
Cigna Corp.	67,373	17,439,501
DaVita, Inc.*	11,907	1,429,673
DENTSPLY SIRONA, Inc.	41,311	2,764,532
Dexcom, Inc.*	18,454	6,816,723
Edwards Lifesciences Corp.*	119,598	11,469,448
Eli Lilly & Co.	155,407	31,040,994
Gilead Sciences, Inc.	240,404	15,893,108
HCA Healthcare, Inc.	52,188	11,209,461
Hologic, Inc.*	52,145	3,288,264
Horizon Therapeutics PLC*	39,781	3,646,326
Humana, Inc.	24,729	10,823,883
IDEXX Laboratories, Inc.*	16,414	9,160,818
Illumina, Inc.*	27,701	11,236,634
Insulet Corp.*	12,090	3,260,310
Jazz Pharmaceuticals PLC*	12,580	2,240,875
Johnson & Johnson	503,340	85,190,295
Laboratory Corp. of America Holdings*	18,037	4,950,796
Merck & Co., Inc.	484,682	36,782,517
Mettler-Toledo International, Inc.*	4,504	5,859,479
Novocure Ltd.*	17,451	3,560,004
Quest Diagnostics, Inc.	26,999	3,554,958
ResMed, Inc.	27,875	5,738,069
STERIS PLC	16,363	3,123,042
Teladoc Health, Inc.*	25,794	3,884,061
Teleflex, Inc.	8,433	3,391,668
Thermo Fisher Scientific, Inc.	75,524	35,458,518
Vertex Pharmaceuticals, Inc.*	49,679	10,364,530
Waters Corp.*	12,462	4,015,879
West Pharmaceutical Services, Inc.	14,374	4,995,109
Zoetis, Inc.	91,085	16,092,898

(Cost $418,745,381)		486,669,996

Industrials - 9.2%
3M Co.	110,832	22,503,329
Allegion PLC	18,523	2,602,111
AMERCO	1,987	1,142,604
C.H. Robinson Worldwide, Inc.	25,394	2,463,726
Caterpillar, Inc.	104,382	25,164,413
Copart, Inc.*	39,430	5,086,864
CSX Corp.	145,756	14,593,091
Cummins, Inc.	28,207	7,257,097
Deere & Co.	57,074	20,609,421
Delta Air Lines, Inc.*	32,441	1,546,787
Dover Corp.	28,268	4,254,334
Eaton Corp. PLC	76,101	11,053,670
Expeditors International of Washington, Inc.	34,013	4,275,094
Fastenal Co.	109,463	5,805,918
Fortive Corp.	61,058	4,427,926
Fortune Brands Home & Security, Inc.	26,783	2,762,934
Generac Holdings, Inc.*	11,824	3,886,785
Howmet Aerospace, Inc.*	79,252	2,811,861
IDEX Corp.	15,265	3,398,905
IHS Markit Ltd.	71,870	7,568,630
Illinois Tool Works, Inc.	60,359	13,988,802
Johnson Controls International PLC	137,113	9,123,499

Kansas City Southern	16,807	5,003,108
Lennox International, Inc.	5,900	2,064,587
Masco Corp.	51,707	3,118,449
Norfolk Southern Corp.	48,126	13,518,593
Owens Corning	21,861	2,331,476
PACCAR, Inc.	66,371	6,076,929
Pentair PLC	29,317	2,021,994
Robert Half International, Inc.	23,151	2,055,577
Rockwell Automation, Inc.	22,186	5,850,892
Roper Technologies, Inc.	20,097	9,043,851
Snap-on, Inc.	10,356	2,636,845
Stanley Black & Decker, Inc.	29,979	6,499,447
Teledyne Technologies, Inc.*	8,525	3,575,982
Trane Technologies PLC	45,451	8,472,066
Union Pacific Corp.	128,201	28,810,611
United Parcel Service, Inc., Class B	137,652	29,540,119
United Rentals, Inc.*	13,353	4,459,368
W.W. Grainger, Inc.	8,870	4,099,359
Waste Management, Inc.	80,788	11,365,256
Xylem, Inc.	36,409	4,300,631

(Cost $223,113,321)		331,172,941

Information Technology - 27.3%
Accenture PLC, Class A	121,566	34,301,063
Adobe, Inc.*	91,739	46,289,665
ANSYS, Inc.*	16,876	5,703,075
Applied Materials, Inc.	175,715	24,271,513
Autodesk, Inc.*	42,256	12,079,300
Automatic Data Processing, Inc.	81,102	15,897,614
Cadence Design Systems, Inc.*	53,698	6,819,109
Cisco Systems, Inc.	808,250	42,756,425
Citrix Systems, Inc.	23,451	2,695,927
Cognex Corp.	34,882	2,769,282
Hewlett Packard Enterprise Co.	261,306	4,170,444
HP, Inc.	238,463	6,970,273
Intel Corp.	777,516	44,411,714
International Business Machines Corp.	171,027	24,583,421
Intuit, Inc.	52,450	23,030,270
Keysight Technologies, Inc.*	35,486	5,052,497
Lam Research Corp.	27,381	17,793,543
Mastercard, Inc., Class A	169,730	61,201,243
Microsoft Corp.	1,371,474	342,429,628
Motorola Solutions, Inc.	31,442	6,455,357
NVIDIA Corp.	118,464	76,975,538
Okta, Inc.*	22,845	5,081,642
salesforce.com, Inc.*	175,678	41,828,932
Texas Instruments, Inc.	176,099	33,427,112
Trimble, Inc.*	50,736	3,946,753
Visa, Inc., Class A(a)	324,484	73,755,213
VMware, Inc., Class A*	15,350	2,423,612
Western Union Co.	81,229	1,987,674
Workday, Inc., Class A*	33,761	7,721,816
Zebra Technologies Corp., Class A*	10,040	4,990,382

(Cost $662,102,254)		981,820,037

Materials - 3.1%
Amcor PLC	285,114	3,364,345
Ball Corp.	62,754	5,155,869
DuPont de Nemours, Inc.	102,182	8,643,575
Ecolab, Inc.	49,157	10,572,688
International Flavors & Fragrances, Inc.	47,134	6,677,474
International Paper Co.	68,244	4,306,196
Linde PLC	100,104	30,091,262
LyondellBasell Industries NV, Class A	51,612	5,812,543
Mosaic Co.	74,965	2,709,235
Newmont Corp.	152,646	11,216,428
PPG Industries, Inc.	44,973	8,082,548
Sherwin-Williams Co.	48,826	13,843,636
Steel Dynamics, Inc.	43,064	2,688,486

(Cost $80,598,557)		113,164,285

Real Estate - 2.7%
American Tower Corp. REIT	85,095	21,738,369
Boston Properties, Inc. REIT	29,604	3,480,246
CBRE Group, Inc., Class A*	64,195	5,635,037
Crown Castle International Corp. REIT	82,880	15,705,760
Equinix, Inc. REIT	17,109	12,604,543
Equity Residential REIT	65,426	5,067,244
Healthpeak Properties, Inc. REIT	108,627	3,625,969
Host Hotels & Resorts, Inc. REIT*	128,799	2,211,479
Prologis, Inc. REIT	141,529	16,677,777
Welltower, Inc. REIT	80,125	5,990,946
Weyerhaeuser Co. REIT	144,161	5,472,352

(Cost $80,685,651)		98,209,722

Utilities - 1.0%
American Water Works Co., Inc.	34,863	5,404,462
Atmos Energy Corp.	25,566	2,535,380
CenterPoint Energy, Inc.	99,244	2,510,873
Consolidated Edison, Inc.	64,270	4,964,215
Edison International	68,483	3,826,145
Essential Utilities, Inc.	48,854	2,335,221
Eversource Energy	66,047	5,362,356
Sempra Energy	60,710	8,225,598
UGI Corp.	43,806	2,017,267

(Cost $34,986,031)		37,181,517

TOTAL COMMON STOCKS (Cost $2,594,070,636)		3,594,669,060

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.03%(b) (Cost $1,825,177)	1,825,177	1,825,177

TOTAL INVESTMENTS - 99.9% (Cost $2,595,895,813)		3,596,494,237
Other assets and liabilities, net - 0.1%		3,750,836

NET ASSETS - 100.0%		$3,600,245,073

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
95,593	—	(95,593)(d)	—	—	172	—	—	—
CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.03%(b)
2,101,479	61,041,001	(61,317,303)	—	—	1,045	—	1,825,177	1,825,177

2,197,072	61,041,001	(61,412,896)	—	—	1,217	—	1,825,177	1,825,177

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $70,145,725, which is 1.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $71,953,452.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021

REIT:	Real Estate Investment Trust

At May 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (e)
E-Mini S&P MidCap 400 Futures	USD	2	$535,520	$545,340	6/18/2021	$9,820
E-Mini S&P 500 Futures	USD	4	791,630	840,480	6/18/2021	48,850
E-Mini S&P 500 ESG Futures	USD	88	3,884,940	3,958,240	6/18/2021	73,300

Total unrealized appreciation						$131,970

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$3,594,669,060	$—	$—	$3,594,669,060
Short-Term Investments (f)	1,825,177	—	—	1,825,177
Derivatives (g)
Futures Contracts	131,970	—	—	131,970

TOTAL	$3,596,626,207	$—	$—	$3,596,626,207

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.